Debt (Details 6) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Non-Cash fixed asset additions		$ 0	$ 26,236
Vehicle Loan [Member]
Balance	15,380	26,236	0
Non-Cash fixed asset additions			32,568
Repayments	(5,651)	(10,856)	(6,332)
Balance	$ 9,729	$ 15,380	$ 26,236
Interest Rate	6.99%	6.99%	6.99%
Maturity	26 payments of $1,008	24 payments of $1,008	36 payments of $1,008